Distribution Date:	11/18/22	CSAIL 2021-C20 Commercial Mortgage Trust
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2021-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	22945EAS0	0.855100%	8,269,000.00	7,538,440.59	76,608.58	5,371.77	0.00	0.00	81,980.35	7,461,832.01	30.04%	30.00%
A-2	22945EAT8	2.486200%	180,945,000.00	180,945,000.00	0.00	374,887.88	0.00	0.00	374,887.88	180,945,000.00	30.04%	30.00%
A-3	22945EAU5	2.804800%	251,814,000.00	251,814,000.00	0.00	588,573.26	0.00	0.00	588,573.26	251,814,000.00	30.04%	30.00%
A-SB	22945EAV3	2.435600%	14,038,000.00	14,038,000.00	0.00	28,492.46	0.00	0.00	28,492.46	14,038,000.00	30.04%	30.00%
A-S	22945EAY7	3.076000%	59,321,000.00	59,321,000.00	0.00	152,059.50	0.00	0.00	152,059.50	59,321,000.00	20.90%	20.88%
B	22945EAZ4	3.298200%	28,442,000.00	28,442,000.00	0.00	78,172.84	0.00	0.00	78,172.84	28,442,000.00	16.52%	16.50%
C	22945EBA8	3.853891%	26,816,000.00	26,816,000.00	0.00	86,121.61	0.00	0.00	86,121.61	26,816,000.00	12.39%	12.38%
D	22945EAC5	2.250000%	17,065,000.00	17,065,000.00	0.00	31,996.88	0.00	0.00	31,996.88	17,065,000.00	9.76%	9.75%
E	22945EAE1	2.250000%	13,002,000.00	13,002,000.00	0.00	24,378.75	0.00	0.00	24,378.75	13,002,000.00	7.76%	7.75%
F-RR	22945EAH4	3.853891%	14,627,000.00	14,627,000.00	0.00	46,975.71	0.00	0.00	46,975.71	14,627,000.00	5.51%	5.50%
G-RR	22945EAK7	3.853891%	6,501,000.00	6,501,000.00	0.00	20,878.45	0.00	0.00	20,878.45	6,501,000.00	4.51%	4.50%
NR-RR*	22945EAM3	3.853891%	29,254,694.00	29,254,694.00	0.00	93,381.69	0.00	0.00	93,381.69	29,254,694.00	0.00%	0.00%
Z	22945EAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	22945EAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			650,094,694.00	649,364,134.59	76,608.58	1,531,290.80	0.00	0.00	1,607,899.38	649,287,526.01

X-A	22945EAW1	1.168707%	514,387,000.00	513,656,440.59	0.00	500,261.57	0.00	0.00	500,261.57	513,579,832.01
X-B	22945EAX9	0.286021%	55,258,000.00	55,258,000.00	0.00	13,170.79	0.00	0.00	13,170.79	55,258,000.00
X-D	22945EAA9	1.603891%	30,067,000.00	30,067,000.00	0.00	40,186.81	0.00	0.00	40,186.81	30,067,000.00
Notional SubTotal			599,712,000.00	598,981,440.59	0.00	553,619.17	0.00	0.00	553,619.17	598,904,832.01

Deal Distribution Total					76,608.58	2,084,909.97	0.00	0.00	2,161,518.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	22945EAS0	911.65081509	9.26455194	0.64962752	0.00000000	0.00000000	0.00000000	0.00000000	9.91417947	902.38626315
A-2	22945EAT8	1,000.00000000	0.00000000	2.07183332	0.00000000	0.00000000	0.00000000	0.00000000	2.07183332	1,000.00000000
A-3	22945EAU5	1,000.00000000	0.00000000	2.33733335	0.00000000	0.00000000	0.00000000	0.00000000	2.33733335	1,000.00000000
A-SB	22945EAV3	1,000.00000000	0.00000000	2.02966662	0.00000000	0.00000000	0.00000000	0.00000000	2.02966662	1,000.00000000
A-S	22945EAY7	1,000.00000000	0.00000000	2.56333339	0.00000000	0.00000000	0.00000000	0.00000000	2.56333339	1,000.00000000
B	22945EAZ4	1,000.00000000	0.00000000	2.74850011	0.00000000	0.00000000	0.00000000	0.00000000	2.74850011	1,000.00000000
C	22945EBA8	1,000.00000000	0.00000000	3.21157555	0.00000000	0.00000000	0.00000000	0.00000000	3.21157555	1,000.00000000
D	22945EAC5	1,000.00000000	0.00000000	1.87500029	0.00000000	0.00000000	0.00000000	0.00000000	1.87500029	1,000.00000000
E	22945EAE1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F-RR	22945EAH4	1,000.00000000	0.00000000	3.21157517	0.00000000	0.00000000	0.00000000	0.00000000	3.21157517	1,000.00000000
G-RR	22945EAK7	1,000.00000000	0.00000000	3.21157514	0.00000000	0.00000000	0.00000000	0.00000000	3.21157514	1,000.00000000
NR-RR	22945EAM3	1,000.00000000	0.00000000	3.19202416	0.01955139	0.03549345	0.00000000	0.00000000	3.19202416	1,000.00000000
Z	22945EAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	22945EAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	22945EAW1	998.57974752	0.00000000	0.97253929	0.00000000	0.00000000	0.00000000	0.00000000	0.97253929	998.43081573
X-B	22945EAX9	1,000.00000000	0.00000000	0.23835083	0.00000000	0.00000000	0.00000000	0.00000000	0.23835083	1,000.00000000
X-D	22945EAA9	1,000.00000000	0.00000000	1.33657532	0.00000000	0.00000000	0.00000000	0.00000000	1.33657532	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/22 - 10/30/22	30	0.00	5,371.77	0.00	5,371.77	0.00	0.00	0.00	5,371.77	0.00
A-2	10/01/22 - 10/30/22	30	0.00	374,887.88	0.00	374,887.88	0.00	0.00	0.00	374,887.88	0.00
A-3	10/01/22 - 10/30/22	30	0.00	588,573.26	0.00	588,573.26	0.00	0.00	0.00	588,573.26	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	28,492.46	0.00	28,492.46	0.00	0.00	0.00	28,492.46	0.00
X-A	10/01/22 - 10/30/22	30	0.00	500,261.57	0.00	500,261.57	0.00	0.00	0.00	500,261.57	0.00
X-B	10/01/22 - 10/30/22	30	0.00	13,170.79	0.00	13,170.79	0.00	0.00	0.00	13,170.79	0.00
X-D	10/01/22 - 10/30/22	30	0.00	40,186.81	0.00	40,186.81	0.00	0.00	0.00	40,186.81	0.00
A-S	10/01/22 - 10/30/22	30	0.00	152,059.50	0.00	152,059.50	0.00	0.00	0.00	152,059.50	0.00
B	10/01/22 - 10/30/22	30	0.00	78,172.84	0.00	78,172.84	0.00	0.00	0.00	78,172.84	0.00
C	10/01/22 - 10/30/22	30	0.00	86,121.61	0.00	86,121.61	0.00	0.00	0.00	86,121.61	0.00
D	10/01/22 - 10/30/22	30	0.00	31,996.88	0.00	31,996.88	0.00	0.00	0.00	31,996.88	0.00
E	10/01/22 - 10/30/22	30	0.00	24,378.75	0.00	24,378.75	0.00	0.00	0.00	24,378.75	0.00
F-RR	10/01/22 - 10/30/22	30	0.00	46,975.71	0.00	46,975.71	0.00	0.00	0.00	46,975.71	0.00
G-RR	10/01/22 - 10/30/22	30	0.00	20,878.45	0.00	20,878.45	0.00	0.00	0.00	20,878.45	0.00
NR-RR	10/01/22 - 10/30/22	30	464.89	93,953.66	0.00	93,953.66	571.97	0.00	0.00	93,381.69	1,038.35
Totals			464.89	2,085,481.94	0.00	2,085,481.94	571.97	0.00	0.00	2,084,909.97	1,038.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,161,518.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,106,312.21	Master Servicing Fee	12,610.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,408.14
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	279.59
ARD Interest	0.00	Operating Advisor Fee	1,319.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,106,312.21	Total Fees	20,830.28

Principal		Expenses/Reimbursements
Scheduled Principal	76,608.58	Reimbursement for Interest on Advances	571.97
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	76,608.58	Total Expenses/Reimbursements	571.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,084,909.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	76,608.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,161,518.55
Total Funds Collected	2,182,920.79	Total Funds Distributed	2,182,920.80

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	649,364,134.90	649,364,134.90	Beginning Certificate Balance	649,364,134.59
(-) Scheduled Principal Collections	76,608.58	76,608.58	(-) Principal Distributions	76,608.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	649,287,526.32	649,287,526.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	649,364,134.90	649,364,134.90	Ending Certificate Balance	649,287,526.01
Ending Actual Collateral Balance	649,287,526.32	649,287,526.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.31)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.31)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	5	31,383,920.58	4.83%	95	4.2520	1.793643	1.24 or less	0	0.00	0.00%	0	0.0000	0.000000
$10,000,000 to $19,999,999	13	180,400,000.00	27.78%	97	3.8757	2.565615	1.25 to 1.49	1	9,827,945.86	1.51%	100	4.5000	1.280000
$20,000,000 to $29,999,999	7	147,500,000.00	22.72%	90	3.7695	2.137492	1.50 to 1.74	4	67,250,000.00	10.36%	95	4.1423	1.606052
$30,000,000 to $39,999,999	9	290,003,605.74	44.66%	95	3.6450	2.357293	1.75 to 1.99	9	144,943,173.41	22.32%	95	3.9358	1.877404
$40,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.24	5	122,000,000.00	18.79%	94	3.9913	2.133033
$50,000,000 or more	0	0.00	0.00%	0	0.0000	0.000000	2.25 to 2.99	10	199,018,134.31	30.65%	93	3.4707	2.367672
Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997	3.00 or more	5	106,248,272.74	16.36%	96	3.5275	3.707248
							Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	3,340,533.32	0.51%	100	4.5000	1.280000
							Industrial	3	55,200,000.00	8.50%	95	3.7742	1.819674
California	3	83,150,000.00	12.81%	90	3.4815	2.616993
							Lodging	3	57,855,333.00	8.91%	88	3.6204	3.219856
Florida	4	109,050,000.00	16.80%	93	4.2088	2.228785
							Mixed Use	1	17,000,000.00	2.62%	100	3.8400	2.260000
Georgia	3	83,000,000.00	12.78%	99	4.0089	1.972711
							Multi-Family	12	169,060,301.31	26.04%	99	4.1624	1.863195
Idaho	1	18,800,000.00	2.90%	88	3.7500	5.110000
							Office	7	151,527,945.86	23.34%	93	3.3213	2.504012
Indiana	1	6,162,801.31	0.95%	97	4.2500	2.260000
							Retail	5	157,795,673.41	24.30%	92	3.7117	2.361798
Michigan	1	12,700,000.00	1.96%	97	4.2450	1.940000
							Self Storage	9	40,848,272.74	6.29%	96	4.1610	3.079169
Mississippi	3	12,329,358.04	1.90%	96	4.5250	3.040000
							Totals	40	649,287,526.32	100.00%	94	3.7667	2.337997
Montana	1	17,000,000.00	2.62%	100	4.6350	1.550000

Nevada	4	62,642,745.54	9.65%	93	3.7080	2.077762

New Jersey	1	15,000,000.00	2.31%	95	4.5000	1.700000

New York	4	127,000,000.00	19.56%	95	2.9840	2.493858

Ohio	1	8,250,000.00	1.27%	88	3.7000	1.580000

Pennsylvania	4	38,497,500.00	5.93%	99	3.8745	1.982683

Tennessee	5	18,518,914.70	2.85%	96	4.5250	3.040000

Texas	1	8,395,673.41	1.29%	86	4.1105	1.960000

Virginia	1	15,450,000.00	2.38%	88	3.7000	1.580000

Washington	1	10,000,000.00	1.54%	98	3.0380	3.200000

Totals	40	649,287,526.32	100.00%	94	3.7667	2.337997

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	4	75,000,000.00	11.55%	97	2.6659	2.866000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	3	76,600,000.00	11.80%	94	3.1336	2.635013	13 months to 24 months	17	332,077,945.86	51.14%	99	3.5867	2.350366
	3.5000% to 3.7499%	4	102,755,333.00	15.83%	85	3.6558	2.141629	25 months to 36 months	15	277,209,580.46	42.69%	91	3.9885	2.327219
	3.7500% to 3.9999%	7	157,950,000.00	24.33%	99	3.8533	2.359728	37 months to 48 months	2	40,000,000.00	6.16%	80	3.7250	2.310000
	4.0000% to 4.9999%	11	152,055,974.72	23.42%	93	4.1438	2.160019	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or more	5	84,926,218.60	13.08%	97	4.6082	2.119646	Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997
	Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	34	649,287,526.32	100.00%	94	3.7667	2.337997	Interest Only	20	434,705,333.00	66.95%	94	3.5815	2.364217
115 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	8,395,673.41	1.29%	86	4.1105	1.960000
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	13	206,186,519.91	31.76%	96	4.1434	2.298107
	Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	23,700,000.00	3.65%	88	3.7000	1.580000				None
	12 months or less	33	625,587,526.32	96.35%	95	3.7693	2.366713
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	649,287,526.32	100.00%	94	3.7667	2.337997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A-3-2	30319476	OF	New York	NY	Actual/360	2.692%	69,545.92	0.00	0.00	N/A	12/06/30	--	30,000,000.00	30,000,000.00	11/06/22
1A-3-4	30319477				Actual/360	2.692%	46,363.94	0.00	0.00	N/A	12/06/30	--	20,000,000.00	20,000,000.00	11/06/22
1A-4-5	30319478				Actual/360	2.692%	23,181.97	0.00	0.00	N/A	12/06/30	--	10,000,000.00	10,000,000.00	11/06/22
2A5	30319479	RT	Miami	FL	Actual/360	4.133%	106,756.25	0.00	0.00	N/A	03/01/30	--	30,000,000.00	30,000,000.00	11/01/22
2A9	30319480				Actual/360	4.133%	71,170.83	0.00	0.00	N/A	03/01/30	--	20,000,000.00	20,000,000.00	11/01/22
2A13	30319481				Actual/360	4.133%	35,585.42	0.00	0.00	N/A	03/01/30	--	10,000,000.00	10,000,000.00	11/01/22
3A2	30319482	OF	Los Angeles	CA	Actual/360	3.725%	64,152.78	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	11/01/22
3A3	30319483				Actual/360	3.725%	64,152.78	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	11/01/22
4A-15-10	30319484	LO	Las Vegas	NV	Actual/360	3.558%	119,659.03	0.00	0.00	03/05/30	03/05/32	--	39,055,333.00	39,055,333.00	11/05/22
5A-2-A	30505149	RT	White Plains	NY	Actual/360	3.250%	97,951.39	0.00	0.00	N/A	02/01/30	--	35,000,000.00	35,000,000.00	11/01/22
6	30506705	RT	Los Angeles	CA	Actual/360	3.035%	82,585.72	0.00	0.00	N/A	03/05/31	--	31,600,000.00	31,600,000.00	11/05/22
7	30506351	MF	Atlanta	GA	Actual/360	3.973%	107,767.63	0.00	0.00	N/A	03/05/31	--	31,500,000.00	31,500,000.00	11/05/22
8	30506298	IN	Exton	PA	Actual/360	3.830%	103,888.75	0.00	0.00	N/A	03/05/31	--	31,500,000.00	31,500,000.00	11/05/22
9	30505847	SS	Various	Various	Actual/360	4.525%	120,346.05	37,187.22	0.00	N/A	11/05/30	--	30,885,459.96	30,848,272.74	11/05/22
10	30506555	MF	Tucker	GA	Actual/360	3.880%	101,903.89	0.00	0.00	N/A	03/05/31	--	30,500,000.00	30,500,000.00	11/05/22
11	30506574	IN	Various	Various	Actual/360	3.700%	75,510.83	0.00	0.00	N/A	03/06/30	--	23,700,000.00	23,700,000.00	11/04/22
12	30506922	RT	Boynton Beach	FL	Actual/360	4.104%	80,575.20	0.00	0.00	N/A	03/06/31	--	22,800,000.00	22,800,000.00	11/06/22
13	30506050	MF	Tucker	GA	Actual/360	4.250%	76,854.17	0.00	0.00	N/A	11/05/30	--	21,000,000.00	21,000,000.00	11/05/22
14	30319485	LO	Boise	ID	Actual/360	3.750%	60,708.33	0.00	0.00	N/A	03/06/30	--	18,800,000.00	18,800,000.00	11/06/22
15	30506603	MF	Henderson	NV	Actual/360	3.750%	55,218.75	0.00	0.00	N/A	03/05/31	--	17,100,000.00	17,100,000.00	11/05/22
16	30506767	MF	Columbia Falls	MT	Actual/360	4.635%	67,851.25	0.00	0.00	N/A	03/05/31	--	17,000,000.00	17,000,000.00	11/05/22
17	30506417	MU	Suffern	NY	Actual/360	3.840%	56,213.33	0.00	0.00	N/A	03/05/31	--	17,000,000.00	17,000,000.00	11/05/22
18	30319486	OF	New York	NY	Actual/360	2.561%	33,079.58	0.00	0.00	N/A	01/06/31	--	15,000,000.00	15,000,000.00	11/06/22
19	30506348	MF	Marlboro Township	NJ	Actual/360	4.500%	58,125.00	0.00	0.00	N/A	10/06/30	--	15,000,000.00	15,000,000.00	11/06/22
20	30506874	OF	Palm Beach Gardens	FL	Actual/360	4.014%	48,391.00	0.00	0.00	N/A	03/06/31	--	14,000,000.00	14,000,000.00	11/06/22
21	30506565	OF	Ann Arbor	MI	Actual/360	4.245%	46,423.79	0.00	0.00	N/A	12/06/30	--	12,700,000.00	12,700,000.00	11/06/22
22	30505965	MF	Kissimmee	FL	Actual/360	5.000%	52,743.06	0.00	0.00	N/A	12/05/30	--	12,250,000.00	12,250,000.00	11/05/22
23	30506500	MF	Los Angeles	CA	Actual/360	3.860%	38,390.92	0.00	0.00	N/A	03/05/31	--	11,550,000.00	11,550,000.00	11/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
24	30506131	OF	Various	Various	Actual/360	4.500%	38,134.80	13,293.76	0.00	N/A	03/05/31	--	9,841,239.62	9,827,945.86	11/05/22
25	30319487	SS	Vancouver	WA	Actual/360	3.038%	26,160.56	0.00	0.00	N/A	01/06/31	--	10,000,000.00	10,000,000.00	11/06/22
26	30504794	RT	Southlake	TX	Actual/360	4.111%	29,781.99	18,274.16	0.00	N/A	01/06/30	--	8,413,947.57	8,395,673.41	11/06/22
27	30506059	MF	Elkhart	IN	Actual/360	4.250%	22,582.88	7,853.44	0.00	N/A	12/05/30	--	6,170,654.75	6,162,801.31	11/05/22
28	30506134	MF	Chambersburg	PA	Actual/360	4.075%	12,948.31	0.00	0.00	N/A	12/05/30	--	3,690,000.00	3,690,000.00	11/05/22
29	30506133	MF	Chambersburg	PA	Actual/360	4.075%	11,606.11	0.00	0.00	N/A	12/05/30	--	3,307,500.00	3,307,500.00	11/05/22
Totals							2,106,312.21	76,608.58	0.00				649,364,134.90	649,287,526.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-3-2	75,501,174.94	86,692,710.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-4	75,501,174.94	86,692,710.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4-5	75,501,174.94	86,692,710.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A13	43,084,412.20	47,964,914.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	43,084,412.20	47,964,914.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A9	43,084,412.20	47,964,914.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	9,310,151.35	11,167,030.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	9,310,151.35	11,167,030.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-15-10	64,248,676.00	281,106,870.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-A	22,431,423.20	21,979,237.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,979,326.81	3,426,714.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,522,114.58	2,566,991.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,004,647.79	2,503,066.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,825,893.49	4,614,707.65	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,558,854.81	2,545,150.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,378,819.00	2,423,962.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,941,426.91	2,289,314.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,721,795.88	1,720,634.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,258,100.23	3,994,745.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,097,481.49	1,227,003.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,244,191.66	1,261,462.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,550,056.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,927,416.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,170,465.31	1,187,104.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	746,593.35	1,462,510.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,225,472.98	1,075,687.93	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,027,334.30	1,144,706.96	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	635,636.73	740,488.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,021,551.54	942,527.06	--	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	920,271.10	993,286.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,095,529.40	1,217,905.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	600,301.83	622,310.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	295,833.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	265,712.25	266,196.38	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	499,071,991.29	767,619,519.15				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766749%	3.729498%	94
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766823%	3.729572%	95
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766904%	3.729652%	96
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.766977%	3.729725%	97
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767045%	3.729792%	98
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767071%	3.729818%	99
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767095%	3.729843%	100
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767121%	3.729869%	101
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	60,000,000.00	0	0.00	0	0.00	3.767145%	3.729894%	102
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767175%	3.729924%	103
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767198%	3.729948%	104
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.767222%	3.729972%	105
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		649,287,526	649,287,526		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	649,287,526	649,287,526	0	0	0	0
Oct-22	649,364,135	649,364,135	0	0	0	0
Sep-22	649,447,240	649,447,240	0	0	0	0
Aug-22	649,523,247	649,523,247	0	0	0	0
Jul-22	649,591,202	649,591,202	0	0	0	0
Jun-22	649,624,499	649,624,499	0	0	0	0
May-22	649,655,476	649,655,476	0	0	0	0
Apr-22	649,688,545	649,688,545	0	0	0	0
Mar-22	649,719,287	649,719,287	0	0	0	0
Feb-22	649,756,558	649,756,558	0	0	0	0
Jan-22	649,787,050	649,787,050	0	0	0	0
Dec-21	649,817,431	649,817,431	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A5	30319479	0.00	4.13250%	0.00	4.13250%	8	03/01/22	04/29/20	03/01/22
2A5	30319479	0.00	4.13250%	0.00	4.13250%	8	04/29/20	04/29/20	03/01/22
2A9	30319480	0.00	4.13250%	0.00	4.13250%	8	03/01/22	04/29/20	03/01/22
2A9	30319480	0.00	4.13250%	0.00	4.13250%	8	04/29/20	04/29/20	03/01/22
2A13	30319481	0.00	4.13250%	0.00	4.13250%	8	03/01/22	04/29/20	03/01/22
2A13	30319481	0.00	4.13250%	0.00	4.13250%	8	04/29/20	04/29/20	03/01/22
6	30506705	31,600,000.00	3.03500%	31,600,000.00	3.03500%	1	03/02/21	03/02/21	06/04/21
7	30506351	31,500,000.00	3.97300%	31,500,000.00	3.97300%	1	03/02/21	03/02/21	06/04/21
9	30505847	31,000,000.00	4.52500%	31,000,000.00	4.52500%	1	11/09/20	11/09/20	06/04/21
10	30506555	30,500,000.00	3.88000%	30,500,000.00	3.88000%	1	03/02/21	03/02/21	06/04/21
Totals		124,600,000.00		124,600,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	571.97	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	571.97	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		571.97

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices tab for the CSAIL 2021-C20 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding the Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27